UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Billeaud Capital Management, Inc.
Address:  514 Beverly Dr.
          Lafayette, LA 70503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Billeaud
Title:  President
Phone:  (337) 233-7758


Signature, Place, and Date of Signing:

     /s/  Joseph S. Billeaud     Lafayette, LA     January 17, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $99,833 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AllianceBernstein Holding L.P. COM              01881G106      679     9024 SH       SOLE                                   9024
American International Group   COM               26874107      652    11183 SH       SOLE                                  11183
Apache Corp.                   COM               37411105     5253    48844 SH       SOLE                                  48844
Atmos Energy Corp.             COM               49560105     1263    45054 SH       SOLE                                  45054
Bank of America Corp.          COM               60505104     5020   121690 SH       SOLE                                 121690
Caterpillar Inc.               COM              149123101     2628    36219 SH       SOLE                                  36219
Colgate-Palmolive Co.          COM              194162103     1943    24928 SH       SOLE                                  24928
ConocoPhillips                 COM              20825C104     4208    47665 SH       SOLE                                  47665
Chevron Corp.                  COM              166764100     4739    50782 SH       SOLE                                  50782
Duke Energy                    COM              26441C105     1955    24643 SH       SOLE                                  24643
Consolidated Edison	       COM		209115104     3163    64763 SH       SOLE                                  64763
Enterprise Products Partners   COM              293792107     1885    59158 SH       SOLE                                  59158
FPL Group Inc.                 COM              302571104     4599    67856 SH       SOLE                                  67856
General Dynamics               COM              369550108     2009    22577 SH       SOLE                                  22577
General Electric Co.           COM              369604103     6714   181131 SH       SOLE                                 181131
Grant PrideCo                  COM              38821G101      555    10000 SH       SOLE                                  10000
Halliburton Co.                COM              406216101     1796    47400 SH       SOLE                                  47400
iShares Russell 1000 Index     COM              464287614      351     5788 SH       SOLE                                   5788
iShares Dow Jones Aerospace    COM              464288760      507     7466 SH       SOLE                                   7466
Johnson & Johnson              COM              478160104     4625    69343 SH       SOLE                                  69343
JP Morgan Chase & Co.          COM              46625H100     3229    73978 SH       SOLE                                  73978
Coca-Cola Co.                  COM              191216100     3972    64729 SH       SOLE                                  64729
Microsoft Corp.                COM              594918104     1758    49396 SH       SOLE                                  49396
Pepsico, Inc.                  COM              713448108     3889    51246 SH       SOLE                                  51246
Pfizer Inc.                    COM              717081103      555    24428 SH       SOLE                                  24428
Proctor & Gamble Co.           COM              742718109     2652    36121 SH       SOLE                                  36121
Southern Co.                   COM              842587107     4197   108335 SH       SOLE                                 108335
Suncor Energy                  COM              867229106     2283    20998 SH       SOLE                                  20998
AT&T Inc.                      COM              00206R102      213     5127 SH       SOLE                                   5127
TEPPCO Partners LP             COM              872384102     1353    35313 SH       SOLE                                  35313
United Technologies            COM              913017109     1179    15405 SH       SOLE                                  15405
Wachovia Corp.                 COM              929903102     2008    52811 SH       SOLE                                  52811
Wells Fargo & Co.              COM              949746101     5229   173235 SH       SOLE                                 173235
William Wrigley Jr. Co.        COM              982526105     3631    62025 SH       SOLE                                  62025
Exxon Mobil Corp.              COM              30231G102     8835    94301 SH       SOLE                                  94301
Energy Select SPDR             COM              81369Y506      293     3693 SH       SOLE                                   3693